SCHEDULE OF PROVISION FOR DOUBTFUL ACCOUNTS (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule Of Amounts Receivable
Balance at beginning	$ 429,506	$ 289,495
Increase during the period	63,256	140,011
Balance at ending	$ 492,762	$ 429,506